RELATED PARTY TRANSACTIONS BALANCES (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	March 31, 2024	March 31, 2023
salary (cost of sales)	122,910	20,498
consulting (research and development)	30,488	-
consulting (professional fees)	40,963	-
share based payments	53,567	44,441
salary (general and administrative expenses)	213,343	146,250
	$461,271	$211,189